Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of current and deferred portion of income tax expenses

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax	57,642	87,897	87,930
Deferred tax	(3,391)	(22,944)	(16,786)

Income tax expense	54,251	64,953	71,144

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	5.50%	5.65%	5.40%
Effect on tax rates in different tax jurisdiction	(1.91)%	(1.62)%	(0.77)%
Effect of preferential tax rate on assessable profits/losses of subsidiary incorporated in the PRC	(2.24)%	2.72%	(1.29)%
Tax incentives relating to research and development expenditure	(5.16)%	(12.45)%	(12.22)%
Other non-deductible expenses	0.09%	0.05%	1.37%
Changes in valuation allowance	(0.78)%	—%	2.94%

Effective income tax rate	20.50%	19.35%	20.43%

Schedule of principal components of the deferred tax assets and liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Logistics expenses accruals	540	1,462
Inventory write-down	10,904	18,279
Allowance for other investments	1,557	2,563
Promotion expenses accruals	253	81
Salary and welfare payable	3,678	2,325
Professional fee accruals	1,289	1,774
Marketing expenses accruals	815	1,560
Allowance for doubtful accounts	379	2,621
Provision for compensation	—	5,319
Other accruals	2,108	1,201
Net operating loss carry forward	22,872	33,839

Less: valuation allowance	(6,314)	(16,547)

Deferred tax assets, net	38,081	54,477

Deferred tax liabilities:
Identifiable intangible assets	(3,319)	(2,929)

Deferred tax liabilities	(3,319)	(2,929)

Summary of movement of the valuation allowance

Movement of the valuation allowance is as follows:

	For Year Ended December 31,
	2018	2019
	RMB	RMB
Balance as of January 1	6,325	6,314
Addition	—	10,233
Reversal	(11)	—

Balance as of December 31	6,314	16,547